SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2025
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

Note 19 — SUBSEQUENT EVENTS

The Group has performed an evaluation of subsequent events through to the date the unaudited condensed consolidated financial statements were issued, and determined that no other events that would have required adjustment or disclosure in the unaudited condensed consolidated financial statements except for the events mentioned below:

On July 15, 2025, the Company’s board of directors granted 302,230 Class A Ordinary Shares of the Company, at the price of US$0.0001 per share, pursuant to the Company’s 2025 Equity Incentive Plan, to certain employees of the Company.

On September 11, 2025 and September 24, 2025, the Company entered into a serial of securities purchase agreements, pursuant to which the Company sold to certain purchasers in a registered direct offering, an aggregate of 10,700,000 Class Ordinary A shares, par value US$0.0001 per share, at a purchase price of US$0.58 per share, for aggregate net proceeds to the Company of US$5,997,397, after deducting fees to the placement agent and other offering expenses payable by the Company.